Principal Activities and Organization (Tables)	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
Subsidiaries, VIE and VIE's Subsidiaries

Name	Date of Incorporation or Acquisition	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Ltd. (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets
NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Consumer mobile value added services and advertising services in US and overseas markets.
NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “NQ WFOE”)	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ (Beijing) Co., Ltd. (“NQ Tongzhou”)	January 5, 2013	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Best Partners Ltd. (“Best Partner”)	September 6, 2013	Cayman Islands	Wholly-owned subsidiary	Mobile advertising services
Beijing Wanpu Media Technologies Co., Ltd. (“Wanpu Beijing” or “Wanpu WFOE”)	September 6, 2013	The PRC	Wholly-owned subsidiary of Best Partner	Advertising services based on mobile internet platform in the PRC
NQ Mobile KK (“NQ Japan”)	August 12, 2013	Japan	85%-owned subsidiary	Consumer mobile security services, mobile games, internet advertising and sale of enterprise mobility products in Japan

Variable Interest Entities
Beijing Technology	October 21, 2005	The PRC	VIE of NQ Beijing	Consumer mobile security services in PRC market and research and development
Beijing Wanpu Century Co., Ltd. (“Wanpu Century”)	September 6, 2013	The PRC	VIE of Wanpu Beijing	Advertising services based on mobile internet platform in the PRC

Subsidiaries of VIEs
Qingyun(Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Financial management services
Beijing NationSky Network Technology Co., Ltd. (“NationSky”)	May 11, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility services
Feiliu Jiutian Technology Co., Ltd. (“FL Mobile”)	November 30, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile games and advertising
Red Infinity Technology Co., Ltd. (“Red”)	November 30, 2012	The PRC	Wholly-owned subsidiary of FL Mobile	Development and operation of mobile games
Beijing Fanyue Information Technology Co., Ltd. (“Fanyue”)	March 21, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Off-line user acquisition services
NQ Mobile (Shenzhen) Co., Ltd. (“NQ Shenzhen”)***	June 8, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Online security education and value added services
Beijing Tianya Co., Ltd. (“Tianya”)	September 24, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile healthcare application developments and search engine marketing in healthcare industry
Chengdu Ruifeng Technology Co., Ltd. (“Ruifeng”)	October 15, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility system development and iOS training program
Shanghai Yinlong Information Technology Co., Ltd. (“Yinlong”)	November 11, 2013	The PRC	55%-owned subsidiary of Beijing Technology	Mobile music search, matching and recognition software services

*	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.
***	NQ Shenzhen was previously known as Shenzhen Jindun Tianxia Technology Co., Ltd. before acquisition.
****	Other consolidated entities of the Company have been omitted from this list since, considered in an aggregate as one single entity, they would not constitute a significant subsidiary.

Consolidated Financial Information of VIE

	As of December 31,
	2012	2013
	US$	US$
Cash and cash equivalents	7,549	11,472
Term deposits	101,503	70,528
Total current assets	162,890	201,118
Total non-current assets	35,779	138,728
Total assets	198,669	339,846
Intercompany payable to WFOEs for the service fees	9,037	18,858
Other intercompany payable to WFOEs	83,603	77,193
Total current liabilities	161,851	250,577
Deferred tax liabilities, non-current	1,910	2,301
Total liabilities	163,761	252,878

	For the Year Ended December 31,
	2011	2012	2013
	US$	US$	US$
Total net revenue	23,039	54,461	139,886
Net income / (loss)	(3,829)	4,399	21,098

	For the Year Ended December 31,
	2011	2012	2013
	US$	US$	US$
Net cash provided by operating activities	65,520	46,356	14,538
Net cash used in investing activities	(51,375)	(59,090)	(8,027)
Net cash provided by financing activities	—	5,546	—
Effect of exchange rate changes on cash and cash equivalents	49	(276)	(2,851)
Net increase/(decrease) in cash and cash equivalents balance	14,194	(7,464)	3,660